Current and deferred income tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Balance at the beginning	$ (11,203,886)	$ (10,098,521)
(Charged) / Credited to the statement of income	(148,806)	(1,099,051)
Incorporation as result of business combination	(12,070)	(6,314)
Balance at the end	(11,364,762)	(11,203,886)
Deferred Income Tax Liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(11,521,961)	(10,332,335)
(Charged) / Credited to the statement of income	(996,892)	(1,182,374)
Incorporation as result of business combination	(13,542)	(7,252)
Balance at the end	(12,532,395)	(11,521,961)
Deferred Income Tax Liabilities [Member] | Investment Properties [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(11,060,948)	(9,948,064)
(Charged) / Credited to the statement of income	(809,615)	(1,112,884)
Incorporation as result of business combination	(13,542)
Balance at the end	(11,884,105)	(11,060,948)
Trade and Other Payables [Member] | Deferred Income Tax Liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning
(Charged) / Credited to the statement of income	(102)
Incorporation as result of business combination
Balance at the end	(102)
Other [Member] | Deferred Income Tax Liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(28,370)	(30,780)
(Charged) / Credited to the statement of income	11,181	2,410
Incorporation as result of business combination
Balance at the end	(17,189)	(28,370)
Property Plant And Equipment And Trading Properties [Member] | Deferred Income Tax Liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(235,750)	(173,976)
(Charged) / Credited to the statement of income	(227,200)	(61,774)
Incorporation as result of business combination
Balance at the end	(462,950)	(235,750)
Investments [Member] | Deferred Income Tax Liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(129,454)	(87,985)
(Charged) / Credited to the statement of income	33,131	(34,217)
Incorporation as result of business combination		(7,252)
Balance at the end	(96,323)	(129,454)
Trade and Other Receivables [Member] | Deferred Income Tax Liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(67,439)	(91,530)
(Charged) / Credited to the statement of income	(4,287)	24,091
Incorporation as result of business combination
Balance at the end	(71,726)	(67,439)
Deferred Income Tax Asset [Member]
Disclosure of financial assets [line items]
Balance at the beginning	318,075	233,814
(Charged) / Credited to the statement of income	848,086	83,323
Incorporation as result of business combination	1,472	938
Balance at the end	1,167,633	318,075
Deferred Income Tax Asset [Member] | Tax Loss Carry Forwards [Member]
Disclosure of financial assets [line items]
Balance at the beginning	158	19,352
(Charged) / Credited to the statement of income	851,966	(19,194)
Incorporation as result of business combination	1,472
Balance at the end	853,596	158
Deferred Income Tax Asset [Member] | Trade and Other Payables [Member]
Disclosure of financial assets [line items]
Balance at the beginning	270,839	187,024
(Charged) / Credited to the statement of income	11,119	83,850
Incorporation as result of business combination		(35)
Balance at the end	281,958	270,839
Deferred Income Tax Asset [Member] | Other [Member]
Disclosure of financial assets [line items]
Balance at the beginning	8,782	29,601
(Charged) / Credited to the statement of income	(7,191)	7,722
Incorporation as result of business combination		973
Balance at the end	31,105	8,782
Deferred Income Tax Asset [Member] | Trading Properties [Member]
Disclosure of financial assets [line items]
Balance at the beginning	38,296	(2,163)
(Charged) / Credited to the statement of income	(7,808)	10,945
Incorporation as result of business combination
Balance at the end	$ 974	$ 38,296